Long-term Customer Financing and Sales Of Receivables (Long-Term Customer Financing) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Term Customer Financing And Sales Of Receivables [Abstract]
Long-term receivables	$ 27	$ 73
Less current portion	(26)	(31)
Non-current long-term receivables, net	$ 1	$ 42